Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Vessel Operating Expenses [Text Block]

13. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:
	Year Ended
	December 31,
	2010	2011	2012
Crew wages and related costs	$11,441	$13,196	$17,202
Insurance	1,880	2,260	2,828
Repairs, maintenance and drydocking costs	1,764	2,108	2,288
Spares, stores and provisions	3,947	4,055	6,939
Lubricants	2,808	3,059	3,296
Taxes	178	212	303
Miscellaneous	1,110	1,176	1,684
Total	$23,128	$26,066	$34,540